Pension and Other Retiree Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	$ 21.5
2014	22.3
2015	22.7
2016	23.3
2017	24.0
Years 2018-2022	125.8
Post-retirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	1.1
2014	1.2
2015	1.1
2016	1.1
2017	1.1
Years 2018-2022	$ 4.9